Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax loss carryforwards	$ 101,209	$ 59,407
Temporary differences on capital and intangible assets	50,297	44,445
Stock-based compensation expense	16,653	11,324
Accruals and reserves	21,926	10,397
Share issuance costs	14,423	6,590
Temporary differences related to lease assets and liabilities	9,292	4,526
Investment tax credits	13,448	694
Valuation allowance	(123,345)	(89,363)
Total deferred tax assets	103,903	48,020
Deferred tax liabilities
Temporary differences on intangible assets	(32,521)	(35,967)
Temporary differences on investments	(17,917)	0
Other deferred tax liabilities	(788)	(1,374)
Total deferred tax liabilities	(51,226)	(37,341)
Net deferred tax assets	$ 52,677	$ 10,679